Comparative information 2021 - Summary of Net Fair Value Changes of Financial Investments at Fair Value Through Profit or Loss, Other Than Derivatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments at fair value through profit or loss other than derivatives [Line Items]
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	€ 7,043	€ (10,466)
Previously Reported [Member] | IFRS4 and IAS39 [member]
Disclosure of financial instruments at fair value through profit or loss other than derivatives [Line Items]
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives			€ 807
Previously Reported [Member] | Shares [member] | IFRS4 and IAS39 [member]
Disclosure of financial instruments at fair value through profit or loss other than derivatives [Line Items]
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives			27
Previously Reported [Member] | Debt securities and money market investments [member] | IFRS4 and IAS39 [member]
Disclosure of financial instruments at fair value through profit or loss other than derivatives [Line Items]
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives			(26)
Previously Reported [Member] | Other [member] | IFRS4 and IAS39 [member]
Disclosure of financial instruments at fair value through profit or loss other than derivatives [Line Items]
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives			€ 807